UNCERTAIN TAX POSITION (Details) - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Statute of limitations period (in years)	3 years
Local tax authority
Potential tax liability	$ 3,188,615	$ 4,176,537